FINANCIAL INSTRUMENTS - FAIR VALUES - Summary of Fair Values of Financial Assets And Financial Liabilities As Follows (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets	$ 607,730	$ 986,834	$ 163,860
Financial assets, at fair value			37,096
Financial liabilities	449,432	536,364	155,015
Financial assets measured at fair value through profit or loss (FVTPL)	0	0	0
Level 3
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities measured at amortized cost (AC)	435,597	414,152	155,015
Financial liabilities measured at fair value through profit or loss (FVTPL)	13,835	122,212	0
Level 3 | At fair value
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities measured at fair value through profit or loss (FVTPL)	13,835	122,212
Level 1 and 3
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities, at fair value			37,096
Financial assets measured at amortized cost (AC)	607,730	986,832	163,860
Trade and other payables
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities	67,337	66,970	41,924
Lease liability
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities	198,085	186,980	113,091
Convertible notes | Level 3
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities	170,176	160,203
Convertible notes | Level 3 | At fair value
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities, at fair value	110,340	174,616
Embedded derivative | Level 3
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities	13,500	118,600
Embedded derivative | Level 3 | At fair value
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities, at fair value	13,500	118,601
Warrants | Level 3
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities	334	3,611
Warrants | Level 3 | At fair value
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities, at fair value	334	3,611
Trade and other receivables
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets	77,314	64,615	44,735
Loans to employees | Level 3
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets	17,801	21,613	36,811
Financial assets, at fair value			37,096
Loans to employees | Level 3 | At fair value
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	20,441	22,930
Cash and cash equivalents | Level 1
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets	$ 512,615	$ 900,606	$ 82,314